Inventory (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Inventory Disclosure [Abstract]
Shedule of inventory
	March 31, 2018	September 30, 2017
Raw materials	$2,306,814	$1,567,875
Packaging materials	47,649	22,524
Finished goods	1,293	1,220
Total	$2,355,756	$1,591,619

	September 30, 2017	September 30, 2016
Raw materials	$1,567,875	$1,458,229
Packaging materials	22,524	14,157
Finished goods	1,220	—
Work in process	—	1,039
Total	$1,591,619	$1,473,425